CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	$ 672,323	¥ 4,622,554		¥ 5,425,024	¥ 11,287,789
Restricted cash	58	400		348,710	635,366
Total cash, cash equivalents, equivalents, and restricted cash shown in the statement of cash flows	$ 672,381	¥ 4,622,954	$ 839,755	¥ 5,773,734	¥ 11,923,155	¥ 2,718,762